UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06240

Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Quality Municipal Fund, Inc. (NQS)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.1% (0.7% of Total Investments)
$ 5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	$ 5,135,566
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
	Alaska – 2.2% (1.5% of Total Investments)
500	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	509,505
	12/01/26 – FGIC Insured (UB)
6,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	6,097,440
	12/01/30 – NPFG Insured
2,000	Kenai Peninsula Borough, Alaska, Revenue Bonds, Central Kenai Peninsula Hospital Service Area,	8/13 at 100.00	A1	2,052,840
	Series 2003, 5.000%, 8/01/23 – FGIC Insured
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	1,863,920
	Series 2006A, 4.625%, 6/01/23
10,500	Total Alaska			10,523,705
	Arizona – 3.2% (2.1% of Total Investments)
2,300	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,345,057
	2008A, 5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB–	926,410
	Company, Series 2010A, 5.250%, 10/01/40
3,750	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	Aa2	4,027,388
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured
8,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	7,190,320
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
750	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A–	751,140
	Healthcare, Series 2008A, 5.250%, 9/01/30
15,800	Total Arizona			15,240,315
	Arkansas – 0.7% (0.5% of Total Investments)
3,205	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Refunding Bonds, Series 1993,	No Opt. Call	A2	3,560,242
	7.375%, 8/01/15
	California – 10.0% (6.8% of Total Investments)
3,930	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds,	9/12 at 100.00	AA+	3,976,178
	Refunding Series 2002A, 5.200%, 9/02/29 – AGM Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A	935,953
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A	977,990
1,110	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	938,816
	County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
550	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	10/11 at 102.00	A3	561,759
	Electric Company, Series 1996A, 5.350%, 12/01/16 – NPFG Insured (Alternative Minimum Tax)
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,553,069
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	A1	268,580
	Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,200	0.000%, 2/01/30 – FGIC Insured	2/15 at 45.69	Aa3	953,664
6,800	0.000%, 2/01/35 – FGIC Insured	2/15 at 34.85	Aa3	1,391,144
	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,
	Series 2003B:
8,100	0.000%, 8/01/24 – FGIC Insured	8/13 at 58.68	Aa1	4,044,006
11,430	0.000%, 8/01/27 – FGIC Insured	8/13 at 49.98	Aa1	4,464,901
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	4,747,120
	Revenue Bonds, Tender Option Bonds Trust 2040, 10.735%, 6/01/45 – FGIC Insured (IF)
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA+	4,526,280
	2008B, 5.125%, 8/01/37 – AGC Insured
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	Aa3	296,331
	Series 2001B, 0.000%, 8/01/31 – NPFG Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	2,372,137
	6.750%, 11/01/39
6,195	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/17 at 100.00	AA+	6,196,549
	Election of 2006, Series 2007B, 5.000%, 8/01/37 – AGM Insured
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	1,216,380
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside	No Opt. Call	AA–	1,979,750
	County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+	3,388,134
	5.000%, 5/01/25 – AGM Insured
5,000	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 58.09	Aa1	2,104,750
	Bonds, Series 2005C, 0.000%, 8/01/26 – NPFG Insured
2,460	Santee School District, County, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	AA+	598,715
	Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured
2,000	Yuma Community College District, California, General Obligation Bonds, Series 2007B, 0.000%,	8/17 at 45.45	Aa2	461,900
	8/01/33 – AMBAC Insured
90,615	Total California			47,954,106
	Colorado – 6.8% (4.6% of Total Investments)
3,435	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	3,552,889
	Series 2009A, 5.500%, 7/01/34
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,310,625
	Association, Series 2007, 5.250%, 5/15/42
5,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	4,866,650
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,150	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AA+	1,150,932
	2005C, 5.250%, 3/01/40 – AGM Insured
4,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	4,548,375
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
1,500	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	1,236,570
	Senior Lien Series 2006, 4.625%, 12/01/30 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	Baa1	659,945
9,390	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Baa1	3,663,696
13,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/34 –	9/20 at 45.40	Baa1	2,465,450
	NPFG Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	3,458,850
	5.350%, 12/01/37 – RAAI Insured
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity
	Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,662,200
3,115	6.000%, 1/15/34	7/20 at 100.00	Baa3	3,164,497
51,510	Total Colorado			32,740,679
	District of Columbia – 2.9% (2.0% of Total Investments)
	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2001:
2,170	6.250%, 5/15/24	11/11 at 101.00	BBB	2,173,081
5,580	6.500%, 5/15/33	No Opt. Call	BBB	5,724,020
5,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/19 – NPFG Insured	No Opt. Call	Aa2	6,011,250
12,750	Total District of Columbia			13,908,351
	Florida – 3.6% (2.5% of Total Investments)
750	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2004, 4.625%, 10/01/25	10/11 at 100.00	A1	750,270
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	4,060,000
	5.000%, 10/01/28
9,250	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	Baa1	7,626,533
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
2,685	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health	5/16 at 100.00	AA–	2,833,373
	System, Series 2006, 5.000%, 5/01/21 – NPFG Insured
2,500	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	No Opt. Call	AA	2,178,300
	South Florida, Tender Option Bond Trust 11151, 18.288%, 2/15/15 (IF)
19,185	Total Florida			17,448,476
	Georgia – 0.7% (0.5% of Total Investments)
3,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional	8/18 at 100.00	AA+	3,251,220
	Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
	Illinois – 23.0% (15.5% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
3,855	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	Aa2	1,712,892
3,025	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	Aa2	869,113
1,500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	1,564,830
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
15,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/12 at 100.00	A2	14,689,950
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
3,770	5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A2	3,770,377
5,460	5.250%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A2	5,264,314
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding Series	7/13 at 100.00	Aa1	5,043,050
	2003A, 5.000%, 7/01/33
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,525,740
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA+	1,967,200
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	980,260
	5.500%, 2/01/40 – AMBAC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa1	2,258,150
	5.625%, 1/01/37
10,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	9,685,300
	5.125%, 5/15/35
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	3,700,129
	5.500%, 8/01/37
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C,	2/21 at 100.00	AA–	2,539,825
	5.500%, 8/15/41
5,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB	4,638,100
	Series 2008A, 5.500%, 8/15/30
10,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	10,442,000
	5.750%, 5/15/22 (Pre-refunded 5/15/12)
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	8/11 at 102.00	Aaa	2,025,480
	5.950%, 2/20/36
4,605	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/11 at 100.00	BBB	4,608,638
	5.250%, 8/01/17 – AMBAC Insured
8,945	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 74.44	Aa3	5,644,116
	Obligation Bonds, Series 2005B, 0.000%, 1/01/21 – AGM Insured
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation	No Opt. Call	Aa2	5,074,740
	Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	2,157,073
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,700	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AAA	3,567,549
2,920	5.000%, 12/15/28 – NPFG Insured	6/12 at 101.00	AAA	2,929,957
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	247,709
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AAA	594,607
8,910	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2006, 5.000%, 4/01/27 –	4/16 at 100.00	Aa2	9,084,012
	NPFG Insured
7,500	Valley View Public Schools, Community Unit School District 365U of Will County, Illinois,	No Opt. Call	AA	3,442,875
	General Obligation Bonds, Series 2005, 0.000%, 11/01/25 – NPFG Insured
133,905	Total Illinois			110,027,986
	Indiana – 2.5% (1.7% of Total Investments)
2,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	Baa3	1,757,820
	Series 2006, 5.250%, 8/01/36
1,305	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A	1,305,705
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	1,897,440
	Indiana, Series 2007, 5.500%, 3/01/37
2,225	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,212,852
	NPFG Insured
5,000	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Taxes Lease	12/11 at 100.00	Baa1	5,012,650
	Rental Revenue Subordinate Bonds, Series 1997A, 5.000%, 6/01/22 – NPFG Insured
12,530	Total Indiana			12,186,467
	Iowa – 0.5% (0.3% of Total Investments)
3,100	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	2,321,404
	5.625%, 6/01/46
	Kansas – 1.6% (1.1% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A,	3/14 at 100.00	AAA	4,096,384
	5.000%, 3/01/23 (UB)
3,710	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	Baa3	3,490,257
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
7,500	Total Kansas			7,586,641
	Kentucky – 0.2% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA+	1,046,930
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
	Louisiana – 1.8% (1.2% of Total Investments)
5,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	4,591,250
	Series 2007A, 5.375%, 5/15/43
2,545	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2002A, 5.000%, 6/01/32 –	6/12 at 100.00	Aa1	2,557,394
	AMBAC Insured
1,275	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	11/11 at 101.00	A	1,278,379
	Series 2001B, 5.500%, 5/15/30
8,820	Total Louisiana			8,427,023
	Maine – 0.3% (0.2% of Total Investments)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical
	Center, Series 2011:
1,000	6.750%, 7/01/36 (WI/DD, Settling 8/11/11)	7/21 at 100.00	Baa3	1,003,510
210	6.750%, 7/01/41 (WI/DD, Settling 8/11/11)	7/21 at 100.00	Baa3	209,985
1,210	Total Maine			1,213,495
	Massachusetts – 1.5% (1.0% of Total Investments)
4,410	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A	4,521,044
	Senior Lien Series 2010B, 5.000%, 1/01/32
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	459,360
	Series 2008E-1 &2, 5.125%, 7/01/38
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,304,232
	University Issue, Series 2009A, 5.750%, 7/01/39
7,210	Total Massachusetts			7,284,636
	Michigan – 7.7% (5.2% of Total Investments)
540	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – SYNCORA	4/13 at 100.00	BB	465,847
	GTY Insured
7,745	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Remarketed Series	7/17 at 100.00	A+	8,129,927
	1998A, 5.250%, 7/01/21 – NPFG Insured
8,125	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	8,141,169
	10/15/29 – AMBAC Insured
2,000	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/21 –	10/16 at 79.00	Aa3	1,197,220
	FGIC Insured
6,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A	6,002,640
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 –
	SYNCORA GTY Insured (Alternative Minimum Tax)
7,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	BBB+	7,264,950
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,900	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	A1	5,664,944
	Hospital, Series 2001M, 5.250%, 11/15/35 – NPFG Insured
37,810	Total Michigan			36,866,697
	Mississippi – 0.5% (0.4% of Total Investments)
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,543,261
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 0.7% (0.5% of Total Investments)
1,500	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA+	1,516,650
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	1,970,600
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
6,500	Total Missouri			3,487,250
	Nebraska – 1.3% (0.9% of Total Investments)
6,100	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	Aa3	6,087,434
	5.000%, 2/01/35 – AMBAC Insured
	Nevada – 0.7% (0.4% of Total Investments)
1,950	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	468,176
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/32 – AMBAC Insured (5)
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust 2634,	7/17 at 100.00	AA+	2,731,800
	18.714%, 7/01/31 – BHAC Insured (IF)
4,450	Total Nevada			3,199,976
	New Hampshire – 1.0% (0.7% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	4,852,750
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 7.4% (5.0% of Total Investments)
16,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 39.39	BBB	3,100,749
	Care System, Series 2006A, 0.000%, 7/01/35
14,865	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/11 at 100.00	Aaa	15,630,993
	2000CC, 5.850%, 10/01/25 – NPFG Insured (Alternative Minimum Tax)
1,905	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/11 at 100.00	A+	1,885,112
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA+	5,032,600
	0.000%, 12/15/33 – AGM Insured
4,925	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	5,155,884
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
6,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	4,481,750
	Series 2007-1A, 5.000%, 6/01/41
65,035	Total New Jersey			35,287,088
	New York – 3.5% (2.4% of Total Investments)
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA	5,057,152
	College, Series 2007, 5.000%, 7/01/46
7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AA–	7,040,390
	2002A, 5.125%, 1/01/29
4,825	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 79, 5.300%,	9/11 at 100.00	Aa1	4,825,434
	4/01/29 (Alternative Minimum Tax)
16,830	Total New York			16,922,976
	North Carolina – 2.2% (1.5% of Total Investments)
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,970,420
	Bonds, Series 2008A, 5.000%, 1/15/47
5,535	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	7/11 at 100.00	Baa1	5,548,893
	1993B, 5.500%, 1/01/17 – FGIC Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA+	1,985,576
	5.750%, 1/01/39 – AGC Insured
10,435	Total North Carolina			10,504,889
	Ohio – 5.8% (3.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,045	5.375%, 6/01/24	6/17 at 100.00	Baa3	2,559,292
1,180	5.125%, 6/01/24	6/17 at 100.00	Baa3	967,482
2,700	5.875%, 6/01/30	6/17 at 100.00	Baa3	2,124,171
2,755	5.750%, 6/01/34	6/17 at 100.00	Baa3	2,083,414
7,995	5.875%, 6/01/47	6/17 at 100.00	Baa3	5,918,219
14,800	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BB–	10,664,428
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A,	11/21 at 100.00	AA–	1,853,349
	6.000%, 11/15/41
3,750	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	A	1,354,350
	System Inc., Series 2007A, Trust 2812, 12.953%, 1/15/46 – AMBAC Insured (IF)
37,955	Total Ohio			27,524,705
	Oklahoma – 0.8% (0.6% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,713,525
	Center, Series 2008B, 5.250%, 8/15/38
2,235	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	2,275,789
	5.000%, 2/15/24
3,910	Total Oklahoma			3,989,314
	Oregon – 1.6% (1.1% of Total Investments)
7,500	Portland, Oregon, General Obligation Bonds, Series 2001A, 5.125%, 6/01/30 – NPFG Insured	6/12 at 100.00	Aa1	7,575,150
	Pennsylvania – 3.0% (2.0% of Total Investments)
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AA+	1,265,613
	AGM Insured
3,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	3,074,695
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,550	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	6,083,154
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA+	3,972,450
	6/01/33 – AGM Insured
18,050	Total Pennsylvania			14,395,912
	Puerto Rico – 3.2% (2.2% of Total Investments)
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	AA	689,960
	Bonds, Series 2002D, 0.000%, 7/01/31 – AMBAC Insured
2,200	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	AAA	2,451,680
	Bonds, Series 2002D, 0.000%, 7/01/31 (Pre-refunded 7/01/17) – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
12,000	0.000%, 8/01/32	8/26 at 100.00	A+	9,906,720
1,000	6.000%, 8/01/42	8/19 at 100.00	A+	1,047,840
23,890	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	1,333,301
	8/01/54 – AMBAC Insured
39,890	Total Puerto Rico			15,429,501
	Rhode Island – 1.7% (1.1% of Total Investments)
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2008, Trust 1177:
1,500	9.699%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,504,140
1,000	9.799%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	992,280
5,440	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,447,779
	Series 2002A, 6.125%, 6/01/32
7,940	Total Rhode Island			7,944,199
	South Carolina – 6.0% (4.1% of Total Investments)
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2002:
5,500	6.000%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	AA (4)	5,979,765
4,500	6.000%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa	4,892,535
3,750	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001,	10/11 at 100.00	A+	3,751,988
	5.500%, 10/01/31
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	2,795,850
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
2,950	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	Baa1	3,129,065
	Series 2004A, 5.250%, 2/15/22 – NPFG Insured
21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	7,401,539
	0.000%, 1/01/30 – AMBAC Insured
910	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series	12/11 at 100.00	Aa1	937,245
	2000A-2, 6.000%, 7/01/20 – AGM Insured (Alternative Minimum Tax)
41,675	Total South Carolina			28,887,987
	South Dakota – 1.5% (1.0% of Total Investments)
3,905	Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds, Great Plains Hotel Corporation,	10/14 at 100.00	AAA	4,554,128
	Series 1989, 8.500%, 11/01/16 (Pre-refunded 10/15/14) (Alternative Minimum Tax)
1,280	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20	12/11 at 100.00	B3	1,023,706
	(Alternative Minimum Tax)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,774,798
	Hospitals, Series 2004A, 5.500%, 11/01/31
6,935	Total South Dakota			7,352,632
	Tennessee – 5.0% (3.4% of Total Investments)
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,185,313
	Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	5,170,850
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
20,060	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/13 at 80.49	AA+	15,444,395
	Refunding Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/17 – AGM Insured
28,185	Total Tennessee			23,800,558
	Texas – 20.8% (14.0% of Total Investments)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	1,870,720
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
7,925	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CC	7,801,449
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa2	1,014,330
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	993,110
	6.000%, 1/01/41
4,080	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	3,547,030
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
3,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	No Opt. Call	AAA	3,121,800
	Schoolhouse Series 2005C, 5.000%, 2/15/30
5,500	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AA+ (4)	5,589,650
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,720	Edinburg Consolidated Independent School District, Hidalgo County, Texas, General Obligation	2/15 at 100.00	AAA	2,830,432
	Bonds, Refunding Series 2005, 5.000%, 2/15/30
2,000	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 54.64	Aaa	866,700
	0.000%, 8/15/28
1,550	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	10/11 at 101.00	BBB	1,556,262
	Corporation, Series 2001, 6.650%, 4/01/32 (Alternative Minimum Tax)
1,000	Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 2004A, 5.000%,	8/14 at 100.00	AA–	1,033,240
	8/15/27 – FGIC Insured
7,570	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	No Opt. Call	Baa1	1,742,614
	0.000%, 11/15/31 – NPFG Insured
5,000	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003,	2/13 at 100.00	AA+	5,192,650
	5.000%, 2/15/26 – AMBAC Insured (UB)
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2005, 5.000%,	11/15 at 100.00	AA+	5,075,800
	11/15/35 – AGM Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	AAA	1,544,010
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA+	1,834,794
9,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A3	9,097,110
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
5,000	Midland Independent School District, Midland County, Texas, General Obligation Bonds, School	2/17 at 100.00	AAA	5,244,550
	Building Series 2007, 5.000%, 2/15/32
7,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	5,818,820
	Series 2008I, 0.000%, 1/01/43
340	Panhandle Regional Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities	11/11 at 100.00	N/R	343,883
	Program Single Family Mortgage Revenue Bonds, Series 1991A, 7.500%, 5/01/24 (Alternative
	Minimum Tax)
2,040	Pflugerville Independent School District, Travis County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	2,122,824
	Series 2005A, 5.000%, 2/15/30
2,210	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A	2,306,268
	Series 2004, 6.000%, 12/01/19
4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	Baa2	4,785,211
	Series 2002A, 6.000%, 10/01/21
5,500	Spring Independent School District, Harris County, Texas, Unlimited Tax Schoolhouse Bonds,	8/11 at 100.00	AAA	5,519,250
	Series 2001, 5.000%, 8/15/26
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	4,014,325
	Texas Health Resources Tender Option Bond Trust 1197, 9.221%, 5/15/39 (IF) (6)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	2,906,271
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
3,335	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust	No Opt. Call	Aaa	3,705,585
	3479, 13.600%, 2/01/17 (IF)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/36	8/15 at 33.75	AAA	2,444,760
9,110	0.000%, 8/15/41	8/15 at 25.73	AAA	1,828,559
7,110	0.000%, 8/15/45	8/15 at 20.76	AAA	1,122,598
1,465	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities	10/11 at 100.00	AA+	1,467,227
	Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative
	Minimum Tax)
2,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series	8/15 at 57.10	AAA	958,380
	2005, 0.000%, 8/15/26
135,020	Total Texas			99,300,212
	Utah – 0.8% (0.5% of Total Investments)
3,565	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AA+	3,649,491
	5.000%, 4/01/24 – AGM Insured (UB)
	Vermont – 1.8% (1.2% of Total Investments)
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen
	Health Care Inc., Series 2000A:
3,720	6.125%, 12/01/15 – AMBAC Insured	12/11 at 100.00	Baa1	3,759,320
4,265	6.250%, 12/01/16 – AMBAC Insured	12/11 at 100.00	Baa1	4,307,863
765	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-13A, 5.950%,	11/11 at 100.00	AA+	788,478
	11/01/25 – AGM Insured (Alternative Minimum Tax)
8,750	Total Vermont			8,855,661
	Virginia – 1.1% (0.7% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,350,705
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
5,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA+	3,805,950
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
6,500	Total Virginia			5,156,655
	Washington – 3.7% (2.5% of Total Investments)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,878,700
	Services Project, Series 2009, 5.500%, 6/01/39
2,500	Port of Seattle, Washington, Revenue Bonds, Series 2001A, 5.000%, 4/01/31 – FGIC Insured	10/11 at 100.00	Aa2	2,502,200
7,225	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B,	9/11 at 100.00	Baa1	7,234,176
	6.000%, 9/01/20 – NPFG Insured (Alternative Minimum Tax)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,055,660
	Research Center, Series 2009A, 6.000%, 1/01/33
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	2,010,425
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
17,975	Total Washington			17,681,161
	West Virginia – 1.1% (0.7% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	No Opt. Call	BBB (4)	5,030,850
	Series 2003L, 2.000%, 10/01/22 (Mandatory put 10/01/11)
	Wisconsin – 2.5% (1.7% of Total Investments)
3,565	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,710,880
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA–	5,016,200
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)
1,400	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Hospital	12/11 at 100.00	BBB	1,386,434
	Inc., Series 1999, 5.700%, 6/01/28 – ACA Insured
2,140	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,891,204
	Services Inc., Series 2003A, 5.125%, 8/15/33
12,105	Total Wisconsin			12,004,718
$ 922,585	Total Investments (cost $719,356,346) – 148.0%			708,188,269
	Floating Rate Obligations – (2.6)%			(12,610,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (52.8)% (7)			(252,500,000)
	Other Assets Less Liabilities – 7.4%			35,328,134
	Net Assets Applicable to Common Shares – 100%			$ 478,406,403

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ –	$708,188,269	$ –	$708,188,269

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $707,004,460.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 22,298,123
Depreciation	(33,724,840)
Net unrealized appreciation (depreciation) of investments	$(11,426,717)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments are 35.6%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011